UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2022

Date of reporting period:  January 31, 2022

Item 1. Report to Stockholders.

(a)

Coho Relative Value Equity Fund
cohox

Coho Relative Value ESG Fund
cesgx

Semi-Annual Report

January 31, 2022

COHO FUNDS

Dear Fellow Shareholders:

As January 31, 2022 marks the end of the Coho Relative Value Equity and Coho Relative Value ESG Funds’ most recent semi-annual period, we are pleased to provide you with an update.  At Coho Partners, Ltd., we remain committed to achieving the Funds’ investment objectives and providing our shareholders with open and active communication so they may gain a clear understanding of our investment process, the Funds’ performance results, and our most recent thoughts on the economy and the equity markets.

Fund Performance Review

From August 1, 2021 to January 31, 2022, the Coho Relative Value Equity Fund returned 3.76% and the Coho Relative Value ESG Fund returned 2.86% versus 3.44% for the S&P 500® Index and 3.61% for the Russell 1000 Value® Index. The Funds’ relative performance for the period was driven by both allocation and selection effect.

From a sector perspective versus the S&P 500® Index, both Funds’ overweight position in Consumer Staples and underweight in Communication Services were the largest contributors to the relative performance. The Coho Relative Value ESG Fund’s underweight in Energy had a negative effect on performance.  Both the underweight and stock selection in Technology had a negative impact on both Funds’ performance but were more than offset by the stock selection in Health Care and Industrials.

The top five contributors to the Coho Relative Value Equity Fund’s performance were CVS Health Corporation, Lowe’s Companies Inc., Chevron Corporation, UnitedHealth Group Inc., and W.W. Grainger, Inc. The five largest individual detractors during the period were Global Payments Inc., Ross Stores, Inc., Medtronic PLC, Dollar General Corporation, and Perrigo Co. PLC.

The Coho Relative Value ESG Fund’s top contributors to performance were CVS Health Corporation, Lowe’s Companies Inc., UnitedHealth Group Inc., W.W. Grainger, Inc., and State Street Corporation. The five largest individual detractors during the period were Global Payments Inc., Ross Stores, Inc., Medtronic PLC, Perrigo Co. PLC, and Dollar General Corporation.

Market Review

Trading during this six-month period was active due to the opportunities provided by the volatility of the market. We eliminated two positions, Merck & Co., Inc. and Unilever PLC and allocated the funds to what we believe are better risk/reward holdings.  Additionally, we trimmed four positions in the Coho Relative Value Equity Fund and five positions in the Coho Relative Value ESG Fund based on valuation. The proceeds from these sales and trims were partially redeployed into a new position, Mondelez International Inc., and additions to seven other current positions.

Our initial purchase of Merck was informed by our conviction that market expectations for sales of its oncology drug, Keytruda, were too conservative over both the near- and long-term.  During our period of ownership, Keytruda sales have meaningfully exceeded consensus estimates and future expectations have continually ramped higher.  Despite this significant revenue outperformance, Merck’s stock price has not followed.  The outsized growth of Keytruda has led to concerns over the company’s ability to manage through the patent expiration for Keytruda despite it not occurring until 2028.  We believe the company has begun to backfill its pipeline with several business development deals and that the potential for its vaccine portfolio is underappreciated.  However, we acknowledge that the Keytruda patent cliff, even though seven years away, will likely remain an overhang on the stock price.  We took advantage of the strength on the back of positive data for its COVID drug, Molnupiravir, to redeploy capital into Mondelez International Inc. which has more upside potential according to our valuation framework.

Mondelez derives 80% of its revenue from advantaged categories including chocolate and cookies, with the Cadbury and Milka brands holding the top market share position in many geographies and Oreo being the number one cookie

COHO FUNDS

in the world. About 34% of revenue is derived from emerging markets and we expect future growth to be driven by channel expansion, high growth segments and adjacencies (soft cakes). Mondelez is not immune to the cost pressures impacting all companies; however, the chocolate category provides the company with greater pricing flexibility than almost any other food category, with just a couple of brands dominating and private label having a minimal presence. The current management team has executed well against the strategic plan it launched three years ago, with a focus on delivering balanced revenue and profit growth. The dividend has grown at least in line with earnings and we expect continued growth. We believe the company is well positioned to deliver on its long-term operating and financial targets.

In January 2022 we eliminated our position in Unilever due to a Position Paper violation.  In our discussions with management, we understood that large transformational deals were not a necessary part of the company’s repositioning toward higher growth categories.  Recently, however, the company announced its intention to acquire the consumer health joint venture of GlaxoSmithKline and Pfizer, a deal nearly half the size of Unilever’s total market capitalization.  Even though the company has since walked away from the transaction, we have lost confidence in this management team’s strategic vision and execution.  Proceeds from the Unilever sale were used to increase our Dollar General and Sysco positions, which are performing at a high level with attractive risk/return profiles.

Fund Advisor Outlook

On the sustainability front, engagement continues to be a key element of our ESG framework and investment process along with in-depth fundamental research and active proxy voting. In calendar year 2021, we completed 42 engagement meetings compared to 32 in 2020. Our goal is to influence and advocate for a commitment to environmental and social responsibility, discuss corporate governance practices, and collect insights for proxy voting and sustainability research.

During the fourth quarter of 2021, we engaged with Stanley Works, Kroger, UPS, State Street, Mondelez, Amgen, ConAgra, and Quest Diagnostics. Emission reductions have been a central focus and it is encouraging to see an increasing number of companies committed to net zero or carbon neutral goals by 2050. We discussed challenges companies are facing in monitoring and reducing external Scope 3 emissions and agreed on the importance of developing specific roadmaps to achieve environmental goals. Specific examples of sustainability progress include Mondelez, which set a net-zero Greenhouse Gas (“GHG”) emissions goal across its value chain by 2050. Amgen introduced a carbon neutral goal for 2027.

We do not base our investment decisions on macroeconomic calls, but rather what lies ahead in 2022. It appears relatively clear that the Federal Reserve will be increasing the Fed Funds rate numerous times this year.  Even though this has been well signaled, we still believe that long duration, high multiple stocks could experience more valuation contraction relative to the lower multiple, more consistently growing companies that populate our portfolio.  Given the outsized returns that investors have enjoyed over the past several years, some level of mean reversion could be expected, and we remain committed to the more demand defensive industries. The valuations of our Consumer Staples and Health Care holdings possess some of the more attractive risk/return profiles in the portfolio. The stable and predictable earnings and cash flow growth of our companies should lead our holdings to increase their dividends in 2022, and be a source of reliable income growth.

The impact from COVID will hopefully dissipate as the year progresses such that we can all return to our more normal and routine activities. Other variants could emerge, but we believe the worst is behind us.  Should we be wrong, or should interest rates, inflation, geopolitical or other unforeseen risks lead to market volatility, our portfolio remains positioned to help mitigate risk as it has consistently done during the corrections and bear markets throughout our 21-year history.

COHO FUNDS

We thank you for your investment and continued confidence in the Coho Relative Value Equity and Coho Relative Value ESG Funds.  We look forward to serving your interests over the many quarters and years to come.

Sincerely,

Coho Partners, Ltd.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Funds may have a relatively high concentration of assets in a single or small number of issuers, which may reduce its diversification and result in increased volatility. The Funds may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility than larger capitalization companies. Investments in securities of foreign issuers involve risks not ordinarily associated with investment in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies. The principal value and investment return of an investment will fluctuate so an investor’s shares, when redeemed, may be worth more or less than the initial investment. Applying ESG criteria to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments section in this report for a full listing of each Fund’s holdings.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The Federal Funds Rate refers to the target interest rate set by the Federal Open Market Committee (“FOMC”). This target is the rate at which the Federal Reserve suggests commercial banks borrow and lend their excess reserves to each other overnight.

Duration is a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates.

Cash Flow refers to the net amount of cash and cash equivalents being transferred in and out of a company.

The S&P 500® Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s. One cannot invest directly in an index.

The Russell 1000® Value Index measures the performance of equity securities of Russell 1000® Index issuers with lower price-to-book ratios and lower forecasted growth. One cannot invest directly in an index.

Permitted Use of the Russell 1000® Value Index

Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2020.

The Coho Relative Value Equity and Coho Relative Value ESG strategies have been developed solely by Coho Partners, Ltd. The strategies are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings. FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 1000® Value Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell® is a trademark of the relevant LSE Group company and is/are used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Coho Relative Value Equity strategy. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Coho Relative Value Equity and Coho Relative Value ESG strategies or the suitability of the Index for the purpose to which it is being put by Coho Partners, Ltd.

The Coho Funds are distributed by Compass Distributors, LLC, a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC.

COHO RELATIVE VALUE EQUITY FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 866-COHO-234. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates Of Return (%) — January 31, 2022

	1 Year	3 Year	5 Year	Since Inception(1)
Coho Relative Value Equity Fund(2)	20.00%	14.15%	11.73%	10.88%
S&P 500® Index(3)	23.29%	20.71%	16.78%	14.55%
Russell 1000® Value Index(4)	23.37%	13.84%	10.48%	10.38%

(1)	Period from Fund inception through January 31, 2022. The Fund commenced operations on August 14, 2013.
(2)	On November 22, 2019, the Fund’s Institutional Class shares were merged into the Advisor Class shares. The Advisor Class name was subsequently discontinued following the merger.
(3)	The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One cannot invest directly in an Index.
(4)
The Russell 1000® Value Index measures the performance of the small cap value segment of U.S. equity securities. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values. One cannot invest directly in an Index.

The following is expense information for the Coho Relative Value Equity Fund as disclosed in the Fund’s most recent prospectus dated November 28, 2021:

Gross Expenses: 0.78%; Net Expenses: 0.79%. Coho Partners, Ltd. (the “Adviser” or “Coho”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.79% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least November 28, 2022. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

COHO RELATIVE VALUE ESG FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 866-COHO-234. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates Of Return (%) — January 31, 2022

	1 Year	Since Inception(1)
Coho Relative Value ESG Fund	17.30%	12.95%
S&P 500® Index(2)	23.29%	19.83%
Russell 1000® Value Index(3)	23.37%	12.24%

(1)	Period from Fund inception through January 31, 2022. The Fund commenced operations on November 27, 2019.
(2)	The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One cannot invest directly in an Index.
(3)
The Russell 1000® Value Index measures the performance of the small cap value segment of U.S. equity securities. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values. One cannot invest directly in an Index.

The following is expense information for the Coho Relative Value ESG Fund as disclosed in the Fund’s most recent prospectus dated November 28, 2021:

Gross Expenses: 1.81%; Net Expenses: 0.79%. Coho Partners, Ltd. (the “Adviser” or “Coho”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.79% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term but cannot be terminated through at least November 28, 2022. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

COHO FUNDS

Expense Examples (Unaudited)
January 31, 2022

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 – January 31, 2022).

ACTUAL EXPENSES

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

Coho Relative Value Equity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(8/1/2021)	(1/31/2022)	(8/1/2021 to 1/31/2022)
Actual(2)	$1,000.00	$1,037.60	$4.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.79%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual return for the six-month period ended January 31, 2022 of 3.76%.

Coho Relative Value ESG Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(3)
	(8/1/2021)	(1/31/2022)	(8/1/2021 to 1/31/2022)
Actual(4)	$1,000.00	$1,028.60	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.79%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(4)	Based on the actual return for the six-month period ended January 31, 2022 of 2.86%.

COHO RELATIVE VALUE EQUITY FUND

Sector Allocation(1) (Unaudited)
as of January 31, 2022
(% of net assets)

Top Ten Equity Holdings(1) (Unaudited)
as of January 31, 2022
(% of net assets)

UnitedHealth Group	5.2%
CVS Health	5.1%
Lowe’s Companies	4.6%
Sysco	4.5%
Dollar General	4.5%
U.S. Bancorp	4.4%
W.W. Grainger	4.3%
AmerisourceBergen	4.1%
Ross Stores	4.0%
State Street	4.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

COHO RELATIVE VALUE ESG FUND

Sector Allocation(1) (Unaudited)
as of January 31, 2022
(% of net assets)

Top Ten Equity Holdings(1) (Unaudited)
as of January 31, 2022
(% of net assets)

UnitedHealth Group	5.4%
CVS Health	5.2%
Lowe’s Companies	5.1%
Sysco	4.8%
W.W. Grainger	4.7%
Dollar General	4.6%
U.S. Bancorp	4.5%
Johnson & Johnson	4.4%
State Street	4.3%
Global Payments	3.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

COHO RELATIVE VALUE EQUITY FUND

Schedule of Investments (Unaudited)
January 31, 2022

	Shares	Value

COMMON STOCKS — 97.6%

Consumer Discretionary — 13.1%
Dollar General	206,211	$42,990,869
Lowe’s Companies	185,710	44,078,268
Ross Stores	389,102	38,034,721
		125,103,858

Consumer Staples — 22.5%
Altria Group	448,999	22,845,069
Coca-Cola	498,389	30,406,713
Conagra Brands	741,820	25,785,663
JM Smucker	153,516	21,581,279
Kroger	496,028	21,621,861
Mondelez International	306,546	20,547,778
Philip Morris International	271,297	27,902,897
Sysco	553,203	43,232,814
		213,924,074

Energy — 3.2%
Chevron	228,203	29,969,900

Financials — 11.6%
Marsh & McLennan Companies	200,291	30,772,710
State Street	398,730	37,679,985
U.S. Bancorp	720,885	41,948,298
		110,400,993

Health Care — 27.9%#
AmerisourceBergen	285,878	38,936,583
Amgen	111,370	25,296,582
CVS Health	455,570	48,522,761
Johnson & Johnson	218,158	37,586,442
Medtronic PLC	242,159	25,061,035
Perrigo PLC	388,708	14,798,113
Thermo Fisher Scientific	44,576	25,912,029
UnitedHealth Group	104,658	49,458,231
		265,571,776

Industrials — 10.0%
Stanley Black & Decker	124,215	21,694,150
United Parcel Service — Class B	162,126	32,783,499
W.W. Grainger	82,394	40,794,093
		95,271,742

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

Schedule of Investments (Unaudited) – Continued
January 31, 2022

	Shares	Value

Information Technology — 9.3%
Automatic Data Processing	91,790	$18,924,344
Global Payments	241,973	36,266,913
Microchip Technology	427,683	33,136,879
		88,328,136
Total Common Stocks
(Cost $721,537,847)		928,570,479

SHORT-TERM INVESTMENT — 2.4%
U.S. Bank N.A., 0.00%^
(Cost $23,171,126)	23,171,126	23,171,126
Total Investments — 100.0%
(Cost $744,708,973)		951,741,605
Other Assets and Liabilities, Net — (0.0)%		(314,476)
Total Net Assets — 100.0%		$951,427,129

PLC	Public Limited Company
#	As of January 31, 2022, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 8 in the Notes to the Financial Statements.
^
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of January 31, 2022.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

COHO RELATIVE VALUE ESG FUND

Schedule of Investments (Unaudited)
January 31, 2022

	Shares	Value

COMMON STOCKS — 96.0%

Consumer Discretionary — 13.5%
Dollar General	7,665	$1,597,999
Lowe’s Companies	7,576	1,798,164
Ross Stores	13,598	1,329,205
		4,725,368

Consumer Staples — 22.4%
Coca-Cola	18,656	1,138,203
Colgate-Palmolive	13,859	1,142,675
Conagra Brands	29,840	1,037,238
JM Smucker	9,094	1,278,434
Kroger	18,676	814,087
Mondelez International	11,468	768,700
Sysco	21,706	1,696,324
		7,875,661

Financials — 12.1%
Marsh & McLennan Companies	7,743	1,189,635
State Street	15,852	1,498,014
U.S. Bancorp	27,000	1,571,130
		4,258,779

Health Care — 27.5%#
Amgen	4,164	945,811
CVS Health	16,987	1,809,286
Johnson & Johnson	8,914	1,535,793
Medtronic PLC	9,229	955,109
Perrigo PLC	20,031	762,580
Quest Diagnostics	5,757	777,310
Thermo Fisher Scientific	1,671	971,352
UnitedHealth Group	4,018	1,898,786
		9,656,027

Industrials — 10.5%
Stanley Black & Decker	4,637	809,852
United Parcel Service — Class B	6,066	1,226,606
W.W. Grainger	3,310	1,638,814
		3,675,272

See Notes to the Financial Statements

COHO RELATIVE VALUE ESG FUND

Schedule of Investments (Unaudited) – Continued
January 31, 2022

	Shares	Value
Information Technology — 10.0%
Automatic Data Processing	4,495	$926,734
Global Payments	9,083	1,361,360
Microchip Technology	15,967	1,237,123
		3,525,217
Total Common Stocks
(Cost $31,631,311)		33,716,324

SHORT-TERM INVESTMENT — 4.0%
U.S. Bank N.A., 0.00%^
(Cost $1,402,777)	1,402,777	1,402,777
Total Investments — 100.0%
(Cost $33,034,088)		35,119,101
Other Assets and Liabilities, Net — 0.0%		1,304
Total Net Assets — 100.0%		$35,120,405

PLC	Public Limited Company
#	As of January 31, 2022, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 8 in the Notes to the Financial Statements.
^
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of January 31, 2022.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

COHO FUNDS

Statements of Assets and Liabilities (Unaudited)
January 31, 2022

	Coho	Coho
	Relative Value	Relative Value
	Equity Fund	ESG Fund

ASSETS:
Investments, at value
(Cost: $744,708,973 & $33,034,088, respectively)	$951,741,605	$35,119,101
Dividends and interest receivable	738,126	38,648
Receivable for capital shares sold	385,178	6,643
Prepaid expenses	12,253	12,632
Total assets	952,877,162	35,177,024

LIABILITIES:
Payable for capital shares redeemed	628,620	—
Payable to investment adviser	583,596	10,801
Payable for fund administration & accounting fees	163,445	10,869
Payable for transfer agent fees & expenses	21,326	6,156
Payable for custody fees	19,548	4,580
Payable for legal fees	8,761	9,262
Payable for audit fees	7,815	7,816
Payable for compliance fees	4,177	4,177
Accrued expenses	12,745	2,958
Total liabilities	1,450,033	56,619

NET ASSETS	$951,427,129	$35,120,405

NET ASSETS CONSIST OF:
Paid-in capital	$730,966,897	$32,936,868
Total distributable earnings	220,460,232	2,183,537
Net Assets	$951,427,129	$35,120,405

Net Assets	$951,427,129	$35,120,405
Shares issued and outstanding(1)	56,735,949	2,894,523
Net asset value, redemption price and offering price per share	$16.77	$12.13

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

COHO FUNDS

Statements of Operations (Unaudited)
For the Period Ended January 31, 2022

	Coho	Coho
	Relative Value	Relative Value
	Equity Fund	ESG Fund
INVESTMENT INCOME:
Dividend income	$10,964,536	$249,589
Less: Foreign taxes withheld	(45,126)	(1,019)
Interest income	112	5
Total investment income	10,919,522	248,575

EXPENSES:
Investment adviser fees (See Note 4)	3,446,434	89,276
Fund administration & accounting fees (See Note 4)	244,123	15,584
Custody fees (See Note 4)	39,592	6,200
Transfer agent fees & expenses (See Note 4)	33,520	9,094
Federal & state registration fees	20,432	12,392
Audit fees	9,312	9,312
Trustee fees	9,208	9,208
Legal fees	5,640	5,544
Postage & printing fees	6,528	280
Compliance fees (See Note 4)	6,256	6,256
Insurance expense	2,848	920
Other expenses	3,216	2,112
Total expenses before waiver/recoupment	3,827,109	166,178
Plus: Adviser recoupment (See Note 4)	62,438	—
Less: waiver from investment adviser (See Note 4)	—	(65,396)
Net expenses	3,889,547	100,782

NET INVESTMENT INCOME	7,029,975	147,793

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
Net realized gain on investments	42,908,463	580,201
Net change in unrealized
appreciation/depreciation on investments	(13,552,185)	(208,245)

Net realized and unrealized gain on investments	29,356,278	371,956

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$36,386,253	$519,749

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

Statements of Changes in Net Assets

	Period Ended
	January 31, 2022	Year Ended
	(Unaudited)	July 31, 2021
OPERATIONS:
Net investment income	$7,029,975	$13,499,187
Net realized gain on investments	42,908,463	56,765,808
Net change in unrealized appreciation/depreciation on investments	(13,552,185)	134,320,868
Net increase in net assets resulting from operations	36,386,253	204,585,863

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	51,920,196	211,820,096
Proceeds from reinvestment of distributions	37,951,291	16,518,865
Payments for shares redeemed	(86,221,402)	(151,507,896)
Redemptions fees	—	41,654
Net increase in net assets resulting from capital share transactions	3,650,085	76,872,719

DISTRIBUTIONS TO SHAREHOLDERS:	(77,870,489)	(34,023,745)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,834,151)	247,434,837

NET ASSETS:
Beginning of period	989,261,280	741,826,443
End of period	$951,427,129	$989,261,280

See Notes to the Financial Statements

COHO RELATIVE VALUE ESG FUND

Statements of Changes in Net Assets

	Period Ended
	January 31, 2022	Year Ended
	(Unaudited)	July 31, 2021
OPERATIONS:
Net investment income	$147,793	$156,620
Net realized gain on investments	580,201	573,019
Net change in unrealized appreciation/depreciation on investments	(208,245)	1,936,028
Net increase in net assets resulting from operations	519,749	2,665,667

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,002,205	17,457,519
Proceeds from reinvestment of distributions	1,231,637	117,541
Payments for shares redeemed	(2,596,936)	(1,622,239)
Net increase in net assets resulting from capital share transactions	13,636,906	15,952,821

DISTRIBUTIONS TO SHAREHOLDERS:	(1,239,297)	(122,178)

TOTAL INCREASE IN NET ASSETS	12,917,358	18,496,310

NET ASSETS:
Beginning of period	22,203,047	3,706,737
End of period	$35,120,405	$22,203,047

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

	Six Months Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	January 31, 2022	July 31,	July 31,		July 31,	July 31,	July 31,
Advisor Class(1)	(Unaudited)	2021	2020		2019	2018	2017
PER SHARE DATA:
Net asset value,
beginning of period	$17.51	$14.42	$14.20		$14.87	$13.71	$12.86

INVESTMENT OPERATIONS:
Net investment income	0.12 (2)	0.25 (2)	0.25	(2)	0.28	0.22	0.17
Net realized and unrealized
gain on investments	0.52	3.46	0.93		0.06	1.49	0.92
Total from investment operations	0.64	3.71	1.18		0.34	1.71	1.09

LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.22)	(0.26)		(0.23)	(0.17)	(0.19)
Net realized gains	(1.14)	(0.40)	(0.70)		(0.78)	(0.38)	(0.05)
Total distributions	(1.38)	(0.62)	(0.96)		(1.01)	(0.55)	(0.24)

Paid-in capital from redemption fees	—	— (3)	—	(3)	— (3)	— (3)	—

Net asset value, end of period	$16.77	$17.51	$14.42		$14.20	$14.87	$13.71

TOTAL RETURN(5)	3.76%	26.33%	8.45%		2.55%	12.63%	8.63%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end
of period (in 000’s)	$951,427	$989,261	$741,826		$171,070	$214,614	$225,343

Ratio of expenses to average net assets:
Before expense waiver/recoupment(6)	0.78%	0.78%	0.82%		0.93%	0.94%	0.96%
After expense waiver/recoupment(6)	0.79%	0.79%	0.81	%(4)	0.94%	0.94%	0.94%

Ratio of net investment income
to average net assets:
After expense waiver/recoupment(6)	1.43%	1.53%	1.76%		1.71%	1.44%	1.39%

Portfolio turnover rate(5)	9%	26%	27%		20%	21%	23%

(1)	On November 22, 2019 the Fund’s Institutional Class shares were merged into the Advisor Class shares. The Advisor Class name was subsequently discontinued following the merger.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount per share is less than $0.01.
(4)	Prior to November 22, 2019, the annual expense limitation was 0.94% of the average daily net assets for the Advisor Class. Thereafter it was 0.79% for the existing class.
(5)	Not annualized for period less than one year.
(6)	Annualized for period less than one year.

See Notes to the Financial Statements

COHO RELATIVE VALUE ESG FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

	Six Months Ended		Since Inception(1)
	January 31, 2022	Year Ended	through
	(Unaudited)	July 31, 2021	July 31, 2020
PER SHARE DATA:
Net asset value, beginning of period	$12.43	$10.19	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.02	0.08	0.05
Net realized and unrealized gain on investments	0.33	2.37	0.15
Total from investment operations	0.35	2.45	0.20

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.05)	(0.01)
Net realized gains	(0.57)	(0.16)	—
Total distributions	(0.65)	(0.21)	(0.01)

Net asset value, end of period	$12.13	$12.43	$10.19

TOTAL RETURN(2)	2.86%	24.26%	2.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$35,120	$22,203	$3,707

Ratio of expenses to average net assets:
Before expense waiver/reimbursement(3)	1.30%	1.81%	9.78%
After expense waiver/reimbursement(3)	0.79%	0.79%	0.79%

Ratio of net investment income to average net assets:
After expense waiver/reimbursement(3)	1.16%	1.15%	1.48%

Portfolio turnover rate(2)	16%	25%	10%

(1)	Inception date for the Fund was November 27, 2019.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.

See Notes to the Financial Statements

COHO FUNDS

Notes to the Financial Statements (Unaudited)
January 31, 2022

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Both the Coho Relative Value Equity Fund (the “Equity Fund”) and Coho Relative Value ESG Fund (the “ESG Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series, each with their own investment objectives and policies within the Trust.  The investment objective of both Funds is total return. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The Equity Fund commenced operations on August 14, 2013 and currently offers only one class of shares. Effective November 22, 2019, the Fund ceased offering its Institutional Class shares. The remaining Institutional Class shares were converted to Advisor Class shares at the close of business on November 22, 2019 and the Advisor Class name was subsequently discontinued. The Advisor Class shares were previously subject up to a maximum 0.15% shareholder servicing fee which is not applicable to the existing share class. Each class of shares had identical rights and privileges except with respect to shareholder servicing fees and voting rights on matters affecting a single class. The ESG Fund commenced operations on November 27, 2019 and currently offers only one class of shares. Both Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation — All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes — The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended January 31, 2022, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended January 31, 2022, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  As of and during the period ended January 31, 2022, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended July 31, 2018.

Security Transactions, Income and Distributions — The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in

COHO FUNDS

Notes to the Financial Statements (Unaudited) – Continued
January 31, 2022

the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Expenses — Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.

Equity Securities — Equity securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments — Investments in other mutual funds, including money market funds, are valued at their net asset value per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent valuation adjustments are not applied, these securities are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many

COHO FUNDS

Notes to the Financial Statements (Unaudited) – Continued
January 31, 2022

factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2022:

Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$928,570,479	$—	$—	$928,570,479
Short-Term Investment	23,171,126	—	—	23,171,126
Total Investments in Securities*	$951,741,605	$—	$—	$951,741,605

ESG Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$33,716,324	$—	$—	$33,716,324
Short-Term Investment	1,402,777	—	—	1,402,777
Total Investments in Securities*	$35,119,101	$—	$—	$35,119,101

*	Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser, on a monthly basis, an annual advisory fee equal to 0.70% of the daily net assets of the Funds.

The Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse each Fund for their expenses to ensure total annual operating expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes, and extraordinary expenses) do not exceed 0.79% of each Fund’s average daily net assets.

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred.  The Operating Expense Limitation Agreement is indefinite in term but cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board. During the period ended January 31, 2022, the Adviser was able to recoup $62,438 relating to fees waived in prior fiscal years for the Equity Fund. Waived fees and reimbursed expenses for the Funds subject to potential recovery by month of expiration are as follows:

	Equity Fund	ESG Fund
Expiration	Amount	Amount
February 2022 — July 2022	$156,036	$—
August 2022 — July 2023	151,217	89,779	*
August 2023 — July 2024	—	137,972
August 2024 — January 2025	—	65,396

*	The potential recovery by month of expiration for this amount is December 2022 – July 2023.

COHO FUNDS

Notes to the Financial Statements (Unaudited) – Continued
January 31, 2022

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended January 31, 2022, are disclosed in the Statements of Operations.

5.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

Equity Fund
	Period Ended	Year Ended
	January 31, 2022	July 31, 2021
Shares sold	3,016,347	13,507,550
Shares issued to holders in reinvestment of distributions	2,260,592	1,072,939
Shares redeemed	(5,033,381)	(9,518,648)
Net increase in shares outstanding	243,558	5,061,841

ESG Fund
	Period Ended	Year Ended
	January 31, 2022	July 31, 2021
Shares sold	1,219,552	1,548,844
Shares issued to holders in reinvestment of dividends	101,073	10,641
Shares redeemed	(211,693)	(137,706)
Net increase in shares outstanding	1,108,932	1,421,779

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, of the Funds for the period ended January 31, 2022, were as follows:

	Equity Fund		ESG Fund
	Purchases	Sales	Purchases	Sales
U.S. Government Securities	$—	$—	$—	$—
Other Securities	$86,462,926	$156,047,907	$15,711,703	$3,960,042

COHO FUNDS

Notes to the Financial Statements (Unaudited) – Continued
January 31, 2022

7.  INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at July 31, 2021, the Fund’s most recently completed fiscal year end, were as follows:

	Aggregate	Aggregate	Net	Federal
	Gross	Gross	Unrealized	Income
	Appreciation	Depreciation	Appreciation	Tax Cost
Equity Fund	$230,439,307	$(17,306,764)	$213,132,543	$773,697,182
ESG Fund	2,473,343	(187,594)	2,285,749	19,931,805

Any difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales in the Funds.

At July 31, 2021, components of distributable earnings on a tax-basis were as follows:

	Undistributed	Undistributed	Net	Total
	Ordinary	Long-Term	Unrealized	Distributable
	Income	Capital Gains	Appreciation	Earnings
Equity Fund	$17,623,539	$31,188,386	$213,132,543	$261,944,468
ESG Fund	498,898	118,438	2,285,749	2,903,085

As of July 31, 2021, the Funds did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of a fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended July 31, 2021, the Funds did not defer any qualified late year losses.

The tax character of distributions paid by the Funds for the period ended January 31, 2022, were as follows:

	Ordinary	Long-Term
	Income*	Capital Gains	Total
Equity Fund	$24,589,742	$53,280,747	$77,870,489
ESG Fund	790,887	448,410	1,239,297

The tax character of distributions paid for the year ended July 31, 2021, were as follows:

	Ordinary	Long-Term
	Income*	Capital Gains	Total
Equity Fund	$12,457,443	$21,566,302	$34,023,745
ESG Fund	122,178	—	122,178

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

COHO FUNDS

Notes to the Financial Statements (Unaudited) – Continued
January 31, 2022

8.  SECTOR RISK

As of January 31, 2022, each Fund had a significant portion of its assets invested in the health care sector. Companies in this sector are subject to risks such as litigation, intellectual property issues, competition, government regulation, product approval or rejection and product obsolescence.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of January 31, 2022, Wells Fargo Bank, for the benefit of its customers, owned 46.6% of the outstanding shares of the Equity Fund. As of January 31, 2022, Charles Schwab & Co., for the benefit of its customers, owned 54.6% of the outstanding shares of the ESG Fund and National Financial Services, for the benefit of its customers, owned an additional 30.7%.

10.  LINE OF CREDIT

The Equity Fund has established an unsecured Line of Credit (“LOC”) in the amount of $50,000,000 or 33.33% of the fair value of the Fund’s investments, whichever is less.  The LOC matures, unless renewed, on July 22, 2022.  This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions and other short-term liquidity needs of the Fund.  The LOC is with the Custodian. Interest is charged at the prime rate which was 3.25% as of January 31, 2022. The interest rate during the period was 3.25%. The Equity Fund has authorized the Custodian to charge any of the Fund’s accounts for any missed payments. For the period ended January 31, 2022, the Fund did not have any borrowings under the LOC.

11. COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

12. ACCOUNTING PRONOUNCEMENT

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

COHO FUNDS

Additional Information (Unaudited)
January 31, 2022

AVAILABILITY OF FUNDS PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Each Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-866-264-6234.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-264-6234. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month year ended June 30, is available (1) without charge, upon request, by calling 1-866-264-6234, or (2) on the SEC’s website at www.sec.gov.

COHO FUNDS

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintains physical, electronic and procedural safeguards to protect your Personal Information and require its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Coho Partners, Ltd.
300 Berwyn Park
801 Cassatt Road, Suite 100
Berwyn, PA 19312

DISTRIBUTOR
Compass Distributors, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUNDS ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-866-264-6234.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed as issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Managed Portfolio Series

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    April 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    April 7, 2022

By (Signature and Title)      /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    April 8, 2022